INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Goodvision Inc [Member]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The components of income tax expense for the fiscal years ended September 30, 2025 and 2024 are as follows:

	For the Fiscal Years Ended September 30,
	2025	2024

Federal
Current	$21,890	$7,101
Deferred	-	-
State
Current	1,650	800
Deferred	-	-
Income tax expense	23,540	7,901

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the periods shown are as follows:

	For the Fiscal Years Ended
	September 30, 2025	September 30, 2024

Federal income tax at statutory rate	21.0%	21.0%
State income tax, net of federal impact	1.3%	1.9%
Permanent differences	0.0%	0.0%
Return to provision adjustments	0.0%	0.0%
Change in valuation allowance	0.0%	0.0%
Effective income tax rate	22.3%	22.9%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
For the Fiscal Years Ended
Valuation Allowance	September 30, 2025	September 30, 2024

Beginning balance	-	-
Change during the year	-	-
Ending Balance	-	-

SCHEDULE OF UNRECOGNIZED TAX BENEFITS
For the Fiscal Years Ended
Unrecognized tax benefits	September 30, 2025	September 30, 2024

Beginning balance	-	-
Change during the year	-	-
Ending Balance	-	-

Goodvision AI Inc [Member]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The components of income tax expense for the periods presented are as follows:

	Three Months Ended March 31,		Six Months Ended March 31,
	2026	2025	2026	2025
Current:
Federal	$—	$5,689	$—	$11,907
State (California)	—	352	—	737
Total current	$—	$6,041	$—	$12,644
Deferred:
Federal	$(44,324)	$—	$(154,774)	$—
State (California)	(14,740)	—	(51,471)	—
Total deferred	(59,064)	—	(206,245)	—
Valuation allowance	59,064	—	206,245	—
Total income tax expense (benefit)	$—	$6,041	$—	$12,644

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate for the periods presented is as follows:

	Three Months Ended March 31, 2026	Three Months Ended March 31, 2025	Six Months Ended March 31, 2026	Six Months Ended March 31, 2025
Federal income tax at statutory rate	21.0%	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	6.98%	6.98%	6.98%	6.98%
Permanent differences	—	—	—	—
State apportionment and annual rate differential	—	(5.68)%	—	(5.68)%
Change in valuation allowance	(27.98)%	—	(27.98)%	—
Effective income tax rate	0.0%	22.3%	0.0%	22.3%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences giving rise to deferred tax assets are as follows:

	March 31, 2026	September 30, 2025
Net operating loss carryforward	$206,245	$—
Gross deferred tax assets	206,245	—
Less: Valuation allowance	(206,245)	—
Net deferred tax assets	$—	$—

SCHEDULE OF ROLLFORWARD OF INCOME TAX PAYABLE	The following table presents a rollforward of income tax payable:
Amount
Balance at September 30, 2025	$31,441
Current period income tax expense	—
Payments made	—
Balance at March 31, 2026	$31,441